GENERAL (Useful Life Of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified			0 Months Ended			0 Months Ended
	Jan. 05, 2010 Candela Corporation [Member]		Jan. 05, 2010 Developed Technologies [Member] Candela Corporation [Member]	Feb. 13, 2012 Developed Technologies [Member] Ultrashape [Member]	Jan. 05, 2010 In Process R&D [Member] Candela Corporation [Member]	Jan. 05, 2010 Trade Name [Member] Candela Corporation [Member]	Jan. 05, 2010 Customer Relationships [Member] Candela Corporation [Member]	Feb. 13, 2012 Customer Relationships [Member] Ultrashape [Member]		Jan. 05, 2010 Non-Compete Covenant [Member] Candela Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of acquired intangible assets			10 years	6 years		11 years	6 years	8 years		3 years
Intangible assets, assigned value	$ 24,010	[1]	$ 10,070	$ 5,617	$ 510	$ 3,300	$ 8,930	$ 1,843	[2]	$ 1,200

[1]	Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).
[2]	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.